Income Taxes (Details Narrative) - CAD ($) $ in Thousands	Dec. 31, 2038	Dec. 31, 2037	Dec. 31, 2036	Dec. 31, 2035	Dec. 31, 2034	Dec. 31, 2033	Dec. 31, 2032	Dec. 31, 2031	Dec. 31, 2030	Dec. 31, 2029	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfIncomeTaxesLineItems [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 5,029	$ 5,457	$ 7,175	$ 11,111	$ 2,673	$ 3,662	$ 4,048	$ 2,775	$ 2,684	$ 2,276	$ 1,219	$ 624	$ 656	$ 49,389
Non-capital losses [member]
DisclosureOfIncomeTaxesLineItems [Line Items]
Unused tax losses for which no deferred tax asset recognised														49,570	$ 43,352
Non-capital losses [member] | PERU
DisclosureOfIncomeTaxesLineItems [Line Items]
Unused tax losses for which no deferred tax asset recognised														1,206	354
Non-capital losses [member] | CANADA
DisclosureOfIncomeTaxesLineItems [Line Items]
Unused tax losses for which no deferred tax asset recognised														$ 661	$ 661